Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Total, before debt issuance costs		¥ 28,005,896	¥ 27,083,245
Debt issuance cost		(15,353)	(13,689)
Total, after debt issuance costs		27,990,543	27,069,556
MUFG [Member]
Debt Instrument [Line Items]
Obligations under capital leases		1,725	1,973
Total, before debt issuance costs		7,465,851	5,362,561
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		4,080,187	2,410,872
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,949,022	1,737,809
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2039
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.19%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.29%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 301,124	230,629
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2033
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.40%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.75%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 21,257	17,639
Payable, currency		Other currencies
Maturity date range, Start		2025
Maturity date range, End		2027
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.55%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.05%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 765,188	424,795
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2023
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.31%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.51%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 43,596
Payable, currency		Euro
Maturity date		2023
Interest rate, stated percentage		0.24%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 3,383,939	2,949,716
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 618,925	482,662
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2030
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 890,359	795,944
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.30%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.66%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,706,695	1,557,610
Payable, currency		Japanese yen
Maturity date		No stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.03%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 32,500	32,500
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.46%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 45,960	1,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.78%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,500	3,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
Interest rate, stated percentage		3.00%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 86,000	76,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.57%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
BK [Member]
Debt Instrument [Line Items]
Obligations under capital leases		¥ 7,704	6,906
Total, before debt issuance costs		15,141,912	14,512,049
BK [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt		40,732	41,892
BK [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		13,477,619	12,638,440
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 234,500	346,800
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2027
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.22%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.69%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,284,812	1,451,745
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2049
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 112,687	111,956
Payable, currency		Euro
Maturity date range, Start		2022
Maturity date range, End		2037
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.88%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.06%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 19,084	19,502
Payable, currency		Other currencies
Maturity date range, Start		2021
Maturity date range, End		2047
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		5.30%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 10,786,372	9,561,784
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2028
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 38
Payable, currency			US dollars
Maturity date			2018
Interest rate, stated percentage			7.49%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 1,044
Payable, currency			Euro
Maturity date			2026
Interest rate, stated percentage			0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 9,483
Payable, currency		Other currencies
Maturity date		2030
Interest rate, stated percentage		2.93%
BK [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,110	¥ 1,062
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		3.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 53,120
Payable, currency			US dollars
Maturity date			2018
Interest rate, stated percentage			3.13%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,008,949	¥ 1,071,239
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2031
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.64%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.34%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,382	20,150
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2022
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.06%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 5,240
Payable, currency		Other currencies
Maturity date		2028
Interest rate, stated percentage		3.23%
BK [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 976,820	1,202,750
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 513,420	520,350
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2031
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.31%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,400	98,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.24%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 20,000	73,000
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2028
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.56%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 355,000	496,000
Payable, currency		Japanese yen
Maturity date		No stated maturity
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.67%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.78%
BK [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,000	15,000
Payable, currency		Japanese yen
Maturity date		2027
Interest rate, stated percentage		0.19%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 639,037	622,061
Maturity date range, Start		2019
Maturity date range, End		2078
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.13%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		6.90%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Obligations under capital leases		¥ 13,107	9,835
Total, before debt issuance costs		5,398,133	7,208,635
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		4,910,200	6,447,691
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,291,537	3,453,352
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2044
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		20.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,385,936	936,086
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		34.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,479	2,619
Payable, currency		Euro
Maturity date range, Start		2020
Maturity date range, End		2026
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.15%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.28%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 334,586	330,814
Payable, currency		Thai baht
Maturity date range, Start		2019
Maturity date range, End		2025
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.01%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.15%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 219,781	190,567
Payable, currency		Other currencies
Maturity date range, Start		2019
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		15.33%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,425,387	1,342,318
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2048
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.70%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 244,253	186,515
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2028
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		27.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 6,241	5,420
Payable, currency		Other currencies
Maturity date range, Start		2019
Maturity date range, End		2022
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.43%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.41%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 472,013	700,558
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 269,373	364,326
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.65%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.61%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,409	1,661
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.85%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 143,212	144,900
Payable, currency		Thai baht
Maturity date range, Start		2020
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.40%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 7,347	7,428
Payable, currency		Other currencies
Maturity date		2021
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 4,500	104,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
Interest rate, stated percentage		2.83%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 41,000	72,493
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2021
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.53%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.73%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 5,172	5,250
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2036
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.49%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		11.86%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 2,813	¥ 50,551
Maturity date range, Start		2020
Maturity date range, End		2022
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.10%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.20%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the "other currencies" classification.